Derivative Instruments - Realized and Unrealized Gains and Losses Recognized in Earnings (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net gain (loss) on derivative instruments
Realized gain (loss)	$ (2,087)	$ (300)	$ (5,996)	$ (97)
Unrealized gain (loss)	(178)	(2,792)	11,742	(26,685)
Total realized and unrealized gain (loss) on derivative instruments	(2,265)	(3,092)	5,746	(26,782)
Interest rate swap contracts [Member]
Net gain (loss) on derivative instruments
Realized gain (loss)	(2,087)	(191)	(5,996)	12
Unrealized gain (loss)	$ (178)	(3,457)	$ 11,742	(26,438)
Foreign exchange forward contracts [Member]
Net gain (loss) on derivative instruments
Realized gain (loss)		(109)		(109)
Unrealized gain (loss)		$ 665		$ (247)